Contingent consideration liabilities - Disclosure of sensitivity of key model input to measure contingent consideration (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Affinivax [Member]
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
10% increase in probability of milestone success	£ 82
10% decrease in probability of milestone success	(82)
Affinivax [Member] | 1% increase in discount rate [member]
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Increase in discount rate	(7)
Affinivax [Member] | 1.5% increase in discount rate [member]
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Increase in discount rate	(10)
Affinivax [Member] | 1% decrease in discount rate [member]
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Decrease in discount rate	7
Affinivax [Member] | 1.5% decrease in discount rate [member]
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Decrease in discount rate	11
Affinivax [Member] | 10 cent appreciation of the US Dollar [member]
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Appreciation of US Dollar	45
Affinivax [Member] | 15 cent appreciation of US Dollar [member]
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Appreciation of US Dollar	71
Affinivax [Member] | 10 cent depreciation of US Dollar [member]
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Depreciation of US Dollar	(38)
Affinivax [Member] | 15 cent depreciation of US Dollar [member]
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Depreciation of US Dollar	(56)
Novartis vaccines [member]
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
10% increase in probability of milestone success	20	£ 17
10% decrease in probability of milestone success	(10)	(8)
Novartis vaccines [member] | 10% increase in sales forecasts [member]
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Increase in sales forecasts	103	61
Novartis vaccines [member] | 15% increase in sales forecasts [member]
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Increase in sales forecasts	154	92
Novartis vaccines [member] | 10% decrease in sales forecasts [member]
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Decrease in sales forecasts	(103)	(57)
Novartis vaccines [member] | 15% decrease in sales forecasts [member]
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Decrease in sales forecasts	(153)	(79)
Novartis vaccines [member] | 1% increase in discount rate [member]
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Increase in discount rate	(55)	(38)
Novartis vaccines [member] | 1.5% increase in discount rate [member]
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Increase in discount rate	(80)	(55)
Novartis vaccines [member] | 1% decrease in discount rate [member]
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Decrease in discount rate	65	45
Novartis vaccines [member] | 1.5% decrease in discount rate [member]
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Decrease in discount rate	101	70
Novartis vaccines [member] | 10 cent appreciation of the US Dollar [member]
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Appreciation of US Dollar	22	4
Novartis vaccines [member] | 15 cent appreciation of US Dollar [member]
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Appreciation of US Dollar	36	10
Novartis vaccines [member] | 10 cent depreciation of US Dollar [member]
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Depreciation of US Dollar	(19)	(2)
Novartis vaccines [member] | 15 cent depreciation of US Dollar [member]
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Depreciation of US Dollar	(27)	(3)
Novartis vaccines [member] | 10 cent appreciation of Euro [member]
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Appreciation of Euro	23	19
Novartis vaccines [member] | 15 cent appreciation of Euro [member]
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Appreciation of Euro	36	30
Novartis vaccines [member] | 10 cent depreciation of Euro [member]
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Depreciation of Euro	(19)	(16)
Novartis vaccines [member] | 15 cent depreciation of Euro [member]
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Depreciation of Euro	(28)	(23)
Shionogi ViiV healthcare [member] | 10% increase in sales forecasts [member]
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Increase in sales forecasts	556	506
Shionogi ViiV healthcare [member] | 15% increase in sales forecasts [member]
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Increase in sales forecasts	834	759
Shionogi ViiV healthcare [member] | 10% decrease in sales forecasts [member]
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Decrease in sales forecasts	(555)	(506)
Shionogi ViiV healthcare [member] | 15% decrease in sales forecasts [member]
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Decrease in sales forecasts	(833)	(759)
Shionogi ViiV healthcare [member] | 1% increase in discount rate [member]
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Increase in discount rate	(199)	(198)
Shionogi ViiV healthcare [member] | 1.5% increase in discount rate [member]
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Increase in discount rate	(292)	(286)
Shionogi ViiV healthcare [member] | 1% decrease in discount rate [member]
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Decrease in discount rate	214	213
Shionogi ViiV healthcare [member] | 1.5% decrease in discount rate [member]
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Decrease in discount rate	328	319
Shionogi ViiV healthcare [member] | 10 cent appreciation of the US Dollar [member]
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Appreciation of US Dollar	411	343
Shionogi ViiV healthcare [member] | 15 cent appreciation of US Dollar [member]
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Appreciation of US Dollar	645	495
Shionogi ViiV healthcare [member] | 10 cent depreciation of US Dollar [member]
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Depreciation of US Dollar	(347)	(299)
Shionogi ViiV healthcare [member] | 15 cent depreciation of US Dollar [member]
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Depreciation of US Dollar	(501)	(398)
Shionogi ViiV healthcare [member] | 10 cent appreciation of Euro [member]
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Appreciation of Euro	109	102
Shionogi ViiV healthcare [member] | 15 cent appreciation of Euro [member]
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Appreciation of Euro	171	160
Shionogi ViiV healthcare [member] | 10 cent depreciation of Euro [member]
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Depreciation of Euro	(91)	(85)
Shionogi ViiV healthcare [member] | 15 cent depreciation of Euro [member]
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Depreciation of Euro	£ (130)	£ (124)